Subsequent Events (Details) - CF Principal Investments, LLC And YA II PN, Ltd. - Private Placement - USD ($)		5 Months Ended
	Aug. 08, 2022	Dec. 31, 2022
Forecast
Subsequent Event [Line Items]
Value of shares issued		$ 1,300,000
Subsequent Event
Subsequent Event [Line Items]
Maximum issuing capacity	$ 100,000,000
Agreement effective period	36 days
Purchase price of common stock, percent	97.00%
Percentage of ownership after transaction, threshold	20.00%
Agreement termination cost or penalty	$ 0
Right to terminate agreement, prior written notice required	3 days